Filed with the Securities and Exchange Commission on December 20, 2005

                                                     Registration No. 333-128388

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

        [ ] Pre-Effective Amendment No. [1] Post-Effective Amendment No.

                        (Check appropriate box or boxes)

                            OLD MUTUAL ADVISOR FUNDS
               (Exact Name of Registrant as Specified in Charter)

           4643 SOUTH ULSTER STREET, SUITE 600, DENVER, COLORADO 80237
                (Address of Principal Executive Offices: Number,
                         Street, City, State, Zip Code)

                                  303-770-1733
                        (Area Code and Telephone Number)

  David J. Bullock, 4643 South Ulster Street, Suite 600, Denver, Colorado 80237
                     (Name and Address of Agent for Service)

                                   Copies to:

       Jay G. Baris, Esq.            and to         Andra C. Ozols, Esq.
Kramer Levin Naftalis & Frankel LLP                Old Mutual Capital, Inc.
    1177 Avenue of the Americas              4643 South Ulster Street, Suite 600
     New York, New York 10036                      Denver, Colorado 80237
           212-715-9100                                 888-744-5050

        Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

        It is proposed that this filing will become effective on December 19, 2005 pursuant to Rule 488.

        An indefinite number of Registrant's shares of beneficial interest, par value $0.001 per share, have been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

        The Combined Prospectus/Proxy Statement and Statement of Additional Information filed on September 16, 2005, which relate to this Registration Statement on From N-14, are hereby incorporated by reference.

                            OLD MUTUAL ADVISOR FUNDS

                                     PART C

                                OTHER INFORMATION

Item 15   Indemnification.

          The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (the "Registration Statement") filed July 27, 2005.

Item 16   Exhibits.

(1)(a) Agreement and Declaration of Trust dated May 27, 2004 is incorporated herein by reference to the Registration Statement filed June 1, 2004.

(1)(b) Amended Schedule A to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement filed December 16, 2005.

(2) By-Laws are incorporated herein by reference to the Registration Statement filed June 1, 2004.

(3)       Not applicable.

(4)       Agreement and Plan of Reorganization.*

(5)       Reference is made to Exhibits (1) and (2) hereof.

(6)(a) Investment Advisory Agreement dated September 7, 2004 between Registrant and Old Mutual Capital, Inc. is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed November 28, 2005.

(6)(b) Amendment No. 1 dated May 11, 2005 to Schedule A of the Investment Advisory Agreement dated September 7, 2004 is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed July 27, 2005.

(6)(c) Investment Sub-Advisory Agreement dated December 9, 2005 between Registrant and Analytic Investors, Inc.*

(7)(a) Distribution Agreement dated September 7, 2004 between Registrant and Old Mutual Investment Partners is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed November 28, 2005.

(7)(b) Amendment No. 1 dated May 11, 2005 to Exhibit A to Distribution Agreement between Old Mutual Advisor Funds and Old Mutual Investment Partners dated May 11, 2005 is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed July 27, 2005.

(8)       Not applicable.

(9) Form of Custodian Agreement dated December 9, 2005 between Registrant and Union Bank of California, N.A. is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement filed December 16, 2005.

(10)(a) Distribution Plan under Rule 12b-1 with respect to the Class A Shares is incorporated herein by reference to the Post-Effective Amendment No. 1 to the Registration Statement filed August 11, 2004.

(10)(b) Revised Schedule A to the Distribution Plan under Rule 12b-1 with respect to the Class A Shares as revised May 11, 2005 is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed July 27, 2005.

(10)(c) Distribution Plan under Rule 12b-1 with respect to the Class C Shares. Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Registration Statement filed August 11, 2004.

(10)(d) Revised Schedule A to the Distribution Plan under Rule 12b-1 with respect to the Class C Shares as revised May 11, 2005 is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed July 27, 2005.

(10)(e) Rule 18f-3 Multiple Class Plan dated July 8, 2004 is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement filed August 11, 2004.

(10)(f) Revised Schedule A to the Rule 18f-3 Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed July 27, 2005.

(11) Opinion and consent of Registrant's counsel regarding the issuance of shares.*

(12)      Opinion and consent of counsel regarding tax matters.*

(13)(a) Administrative Services Agreement dated September 7, 2004 by and between Registrant and Old Mutual Fund Services is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement filed November 28, 2005.

(13)(b) Amendment No. 1 dated May 11, 2005 to Schedule A of the Administrative Services Agreement dated September 7, 2004 is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement filed July 27, 2005.

(13)(c) Sub-Administrative Services Agreement dated August 2, 2004 by and between Registrant and Old Mutual Fund Services and SEI Investments Global Fund Services is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement filed November 28, 2005.

(13)(d)   Amendment No. 1 dated May 11, 2005 to Schedule A of the
          Sub-Administrative Services Agreement dated August 2, 2004 is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed July 27, 2005.

(13)(e) Expense Limitation Agreement dated September 7, 2004 between Registrant and Old Mutual Capital, Inc. is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement filed November 28, 2005.

(13)(f) Shareholder Web Services Agreement dated September 7, 2004 by and between Registrant and Old Mutual Fund Services is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement filed November 28, 2005.

(13)(g) Service Plan for the Registrant's Class A and Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement filed August 11, 2004.

(13)(h) Revised Schedule A to the Service Plan for the Registrant's Class A and Class C Shares as revised May 11, 2005 is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed July 27, 2005.

(14)      Not applicable.

(15)      Not applicable.

(16)(a) Power of Attorney for John R. Bartholdson, David J. Bullock, Walter W. Driver, Jr., Robert M. Hamje, Jarrett B. Kling, and L. Kent Moore is incorporated herein by reference to the Post-Effective Amendment No. 6 to the Registration Statement filed September 29, 2005.

(17)(a)   Form of Proxy.*

(17)(b) Registrant's Prospectuses and Statement of Additional Information dated October 14, 2005 are incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement filed October 14, 2005 (File No. 333-116057).

(17)(c) Analytic Defensive Equity Fund's Prospectuses and Statement of Additional Information dated May 1, 2005 are incorporated by reference to Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A of The Advisors' Inner Circle Fund filed May 1, 2005 (File No. 33-42484).

----------
* Filed herein.

Item 17. Undertakings.

None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado, on the 20th day of December, 2005.

                                                 OLD MUTUAL ADVISOR FUNDS
                                                 (Registrant)

                                                 By: /s/ David J. Bullock
                                                     ---------------------------
                                                     David J. Bullock, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on 20th day of December, 2005.

/s/ David J. Bullock
-------------------------------    President and Trustee
David J. Bullock

/s/ Mark E. Black
-------------------------------    Chief Financial Officer
Mark E. Black

             *
-------------------------------    Trustee
John R. Bartholdson

             *
-------------------------------    Trustee
Walter W. Driver, Jr.

             *
-------------------------------    Trustee
Robert M. Hamje

             *
-------------------------------    Trustee
Jarrett B. Kling

             *
-------------------------------    Trustee
L. Kent Moore

*By: /s/ David J. Bullock
     --------------------------
     David J. Bullock
     Attorney-in-Fact

                                  EXHIBIT INDEX

EX-99.4    Agreement and Plan of Reorganization.

EX-99.6.c  Investment Sub-Advisory Agreement.

EX-99.11 Opinion and Consent of Registrant's counsel regarding the issuance of shares.

EX-99.12   Opinion and Consent regarding tax matters.

EX.99.17.a Form of Proxy.